Total
Innovator Laddered Allocation Power Buffer ETF
Innovator Laddered Allocation Power Buffer ETF™
Investment Objective
The Fund seeks investment results that generally correspond (before fees and expenses) to the performance of the FTSE Laddered Power Buffer Strategy Price Return Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Laddered Allocation Power Buffer ETF Innovator Laddered Allocation Power Buffer ETF
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.89%
[1]	Innovator Capital Management, LLC, the Fund’s investment adviser, has agreed to waive management fees of 0.10% of average daily net assets until June 30, 2024. The waiver may be terminated by action of the Board of Trustees of the Trust at any time upon 60 days’ written notice by the Trust, on behalf of the Fund, or by the Fund’s investment adviser on or after June 30, 2024.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that Fund shareholders may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator Laddered Allocation Power Buffer ETF | Innovator Laddered Allocation Power Buffer ETF | USD ($)	91	305	537	1,204

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest at least 80% of its net assets (including investment borrowing) in the exchange-traded funds (“ETFs”) that comprise the Index. The Fund, using an indexing investment approach, seeks investment results that generally correspond, before fees and expenses, to the performance of the Index. The Index provider, FTSE Russell (“FTSE Russell” or the “Index Provider”), compiles, maintains and calculates the Index.

The Index is composed of the shares of twelve Innovator U.S. Equity Power Buffer ETFs (each, an “Underlying ETF,” and together, the “Underlying ETFs”). The Fund, in accordance with the Index, will be continuously invested in each of the Underlying ETFs and will rebalance semi-annually by purchasing and selling the Underlying ETFs to equally weight the Underlying ETFs. As further described below, each Underlying ETF seeks to provide a defined outcome based upon the price performance of the SPDR® S&P 500® ETF Trust (“SPY”) over the course of an approximately one-year time period (each, an “Outcome Period”) that begins on the first day of the month indicated in the Underlying ETF’s name. Each Underlying ETF seeks to provide returns that match the price return of SPY up to a capped amount for an applicable Outcome Period (a “Cap”) and a measure of downside protection from losses experienced by the price returns of SPY for such Outcome Period (i.e., a “buffer”).

The Index seeks to provide “laddered” investing in the Underlying ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment. The laddered approach of the Index is designed to help offset the timing risks inherent in the purchase of shares of a single Underlying ETF. Each Underlying ETF that comprises the Index seeks to provide outcomes with a specified Cap and buffer based upon the price return of SPY, but only for the duration of an entire Outcome Period. These outcomes may only be realized by holding shares of the Underlying ETF on the first day of its Outcome Period and continuing to hold them on the last day of its Outcome Period. Purchasing or selling shares of an Underlying ETF after an Outcome Period has begun may result in investment returns very different from those that the Underlying ETF seeks to provide for an entire Outcome Period. At any given point during an Outcome Period, an Underlying ETF may have more or less upside available to its respective Cap or more or less ability to benefit from its buffer when compared to the beginning of its Outcome Period. As a result of the performance of an Underlying ETF during its Outcome Period, once an Outcome Period has begun an investor that purchases shares of a single Underlying ETF may have little or no upside available to them for the remainder of the Outcome Period (because the Underlying ETF’s share price has increased to a level near its Cap) or little or no ability to benefit from a buffer (because the Underlying ETF’s share price has decreased in value by more than the downside protection). The Fund, in accordance with the Index, will typically buy an Underlying ETF on days other than the first day of its respective Outcome Period and sell an Underlying ETF on days other than the last day of its respective Outcome Period. However, by owning each of the Underlying ETFs at all times, the Fund will have a diversified exposure to the respective Caps and buffer that are available for each of the Underlying ETFs. An investment in the Fund allows a shareholder to participate in the outcomes of each Underlying ETF without undertaking any additional purchases or sales.

As indicated in the chart below, each month, one Underlying ETF concludes its one-year Outcome Period, and subsequently “rolls” into another one-year Outcome Period, refreshing its buffer level and resetting its Cap for another twelve months. This process repeats monthly, with the Index participating in a rolling set of Caps and buffer.

With the laddered investment approach, the Fund will continue to have the potential to increase in a market environment where the value of SPY is steadily increasing, as it is likely that at least one of the Underlying ETFs will have performance capacity because it will have reset its Cap within the past month. In addition, the Fund will have the potential to derive benefit from a buffer in a market environment where SPY is steadily decreasing, as is it is likely that at least one of the Underlying ETFs will have a buffer against losses because it will have reset its buffer within the past month.

However, the Fund may not benefit from the Cap or buffer of an Underlying ETF. It is possible that all of the Underlying ETFs will have exceeded its respective Cap or that none of the Underlying ETFs will have a buffer against losses relative to their respective Outcome Periods. Such circumstance may continue until the beginning of the next month, at which point an Underlying ETF resets its buffer protection level and applicable Cap. In addition, for any given time period, the performance available for any single or group of Underlying ETF may exceed the exposures to Caps that the Fund has in owning all of the Underlying Funds. Similarly, for any given time period, the potential for a buffer against losses may be greater when owning a single or group of Underlying ETF that has more ability to benefit from a buffer than the buffer available by owning all of the Underlying ETFs. See “Risks – Fund-of-Funds Risk”.

The Underlying ETFs each utilize a defined outcome investing strategy. Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The Fund is a “fund-of-funds” and does not itself pursue a defined outcome strategy. The shares of the twelve ETFs comprising the Index are set forth below:

1.  Innovator U.S. Equity Power Buffer ETF™ — January (PJAN)

2.  Innovator U.S. Equity Power Buffer ETF™ — February (PFEB)

3.  Innovator U.S. Equity Power Buffer ETF™ — March (PMAR)

4.  Innovator U.S. Equity Power Buffer ETF™ — April (PAPR)

5.  Innovator U.S. Equity Power Buffer ETF™ — May (PMAY)

6.  Innovator U.S. Equity Power Buffer ETF™ — June (PJUN)

7.  Innovator U.S. Equity Power Buffer ETF™ — July (PJUL)

8.  Innovator U.S. Equity Power Buffer ETF™ — August (PAUG)

9.  Innovator U.S. Equity Power Buffer ETF™ — September (PSEP)

10.Innovator U.S. Equity Power Buffer ETF™ — October (POCT)

11.Innovator U.S. Equity Power Buffer ETF™ — November (PNOV)

12.Innovator U.S. Equity Power Buffer ETF™ — December (PDEC)

Each Underlying ETF invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference SPY. Each Underlying ETF seeks to provide an outcome that is based upon the performance of SPY over the course of an approximately one-year time period that begins on the first day of the month indicated in the Underlying ETF’s name when the fund enters into its FLEX Option positions and ends on the market’s closure on the last day of the month immediately preceding the month indicated its name when those FLEX Options expire. For each Underlying ETF, the applicable Outcome Period has an upside return Cap that represents the maximum percentage return a Fund shareholder can achieve from an investment in the Underlying ETF for the Outcome Period and a buffer of 15% of losses. Each Underlying ETF’s Cap may vary. Each Cap is dependent on prevailing market conditions, especially then current interest rates and market volatility, at the times each Underlying ETF enters into its FLEX Options contracts.

The Index was created on July 15, 2020. On its inception date, the Index was equally allocated to shares of the twelve, monthly Underlying ETFs. The Index is reconstituted and rebalanced on a semi-annual basis. The Index will be scheduled to rebalance and reconstitute its portfolio securities on the third Wednesday of April and October each year. On each semi-annual rebalance date the Index will re-allocate its portfolio to invest in the Underlying ETFs equally, such that each Underlying ETF will constitute 1/12 of the Index portfolio. The Fund will purchase and sell Underlying ETFs in accordance with these scheduled rebalances. The Index’s semi-annual rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. Frequent turnover of the Fund’s portfolio securities may negatively affect the Fund’s performance because the Fund may pay higher levels of transaction costs and generate greater tax liabilities for shareholders. The amount of an individual Underlying ETF in the Fund will vary after its semi-annual rebalance date and therefore the percentage of Underlying ETFs held by the Fund may be dependent on its proximity to the Index’s rebalance date.

The section entitled “Additional Information About the Fund’s Principal Investment Strategies” contains additional information relating to the Underlying ETFs and graphics designed to illustrate the outcomes sought by the Underlying ETFs based upon the hypothetical performance of SPY.

Innovator Capital Management, LLC, the investment adviser to the Fund and the Underlying ETFs (“Innovator” or the “Adviser”), maintains a webpage for the Fund and each Underlying ETF that provides current information relating to the Underlying ETF’s sought-after outcomes, including the performance of SPY since the beginning of the Outcome Period, the Underlying ETF’s net asset value (“NAV”), the amount of investment gains possible until the Underlying ETF reaches the Cap, and the amount of buffer remaining. The address for each Underlying ETF’s webpage is set forth in the section entitled “Additional Information About the Fund’s Principal Investment Strategies.” These webpages will not only allow Fund shareholders and/or a prospective Fund shareholder to find current information about each Underlying ETF’s progress through its Outcome Period, but it also provides links to each Underlying ETF’s prospectus and statement of additional information, which describe the principal investment strategies and principal risks of each Underlying ETF in much greater detail. Fund shareholders and Prospective Fund shareholders are encouraged to visit one or more of these webpages and read the prospectus and statement of additional information of the Underlying ETFs in connection with making investment decisions regarding either an Underlying ETF or the Fund.

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund concentrates its investments to approximately the same extent.

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of its Index and a broad-based market index. On or about February 9, 2022, the Fund changed its name from “Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™” to “Innovator Laddered Allocation Power Buffer ETF™”. The Fund was reorganized on or about October 14, 2021 from Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™ (the “Predecessor Fund”), a series of Innovator ETFs Trust II, into Innovator ETFs Trust, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and therefore adopts the performance information of the Predecessor Fund (as shown below). On or about August 25, 2021, the Predecessor Fund changed its name from “Innovator Laddered Fund of S&P 500 Power Buffer ETFs™” to “Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™”. On August 11, 2020, the Predecessor Fund ceased tracking the Lunt Capital US Large Cap Equity Rotation Index, a U.S. large cap equity index, and began pursuing its investment strategy of investing in the ETFs that comprise the Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the current strategy, would have generated. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Return as of 12/31

The Fund’s highest quarterly return was 24.24% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was (34.91)% (quarter ended March 31, 2020).
Average Annual Total Return as of December 31, 2023
Average Annual Returns - Innovator Laddered Allocation Power Buffer ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Innovator Laddered Allocation Power Buffer ETF	Return Before Taxes	16.43%		6.99%		7.64%		Oct. 19, 2016
Innovator Laddered Allocation Power Buffer ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	16.43%		6.76%		7.34%		Oct. 19, 2016
Innovator Laddered Allocation Power Buffer ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.73%		5.42%		6.02%		Oct. 19, 2016
FTSE Laddered Power Buffer Strategy Price Return Index(1)(2) (reflects no deduction for fees, expenses or taxes)	FTSE Laddered Power Buffer Strategy Price Return Index(1)(2) (reflects no deduction for fees, expenses or taxes)	16.49%	[1],[2]		[1],[2]		[1],[2]
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	26.29%		15.69%		13.77%		Oct. 19, 2016
[1]	On August 11, 2020, the Fund’s underlying index changed from the Lunt Capital U.S. Large Cap Equity Rotation Index to the Refinitiv Laddered Power Buffer Strategy Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to August 11, 2020 are not indicative of the performance that the Fund, based on its current index, would have generated.
[2]	On November 18, 2023, the name of the Index changed from Refinitiv Laddered Power Buffer Strategy Index to FTSE Laddered Power Buffer Strategy Price Return Index.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to Fund shareholders who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.